Average Annual Total Returns (Invesco Van Kampen Comstock Fund)	12 Months Ended
May 02, 2011
Return Before Taxes | Class A, Invesco Van Kampen Comstock Fund
Average Annual Total Returns
Column	Class A: Inception (10/07/68)
Label	Return Before Taxes
1 Year	9.27%
5 Years	0.63%
10 Years	2.72%
Since Inception
Inception Date	Oct. 07, 1968
Return Before Taxes | Class B, Invesco Van Kampen Comstock Fund
Average Annual Total Returns
Column	Class B: Inception (10/19/92)
1 Year	10.60%
5 Years	1.17%
10 Years	2.77%
Since Inception
Inception Date	Oct. 19, 1992
Return Before Taxes | Class C, Invesco Van Kampen Comstock Fund
Average Annual Total Returns
Column	Class C: Inception (10/26/93)
1 Year	13.82%
5 Years	1.03%
10 Years	2.53%
Since Inception
Inception Date	Oct. 26, 1993
Return Before Taxes | Class R, Invesco Van Kampen Comstock Fund
Average Annual Total Returns
Column	Class R: Inception (10/01/02)
1 Year	15.32%
5 Years	1.53%
10 Years
Since Inception	7.81%
Inception Date	Oct. 01, 2002
Return Before Taxes | Class Y, Invesco Van Kampen Comstock Fund
Average Annual Total Returns
Column	Class Y: Inception (10/29/04)
1 Year	15.97%
5 Years	2.05%
10 Years
Since Inception	3.71%
Inception Date	Oct. 29, 2004
Return After Taxes on Distributions | Class A, Invesco Van Kampen Comstock Fund
Average Annual Total Returns
Column	Class A: Inception (10/07/68)
Label	Return After Taxes on Distributions
1 Year	9.03%
5 Years	none
10 Years	1.92%
Since Inception
Inception Date	Oct. 07, 1968
Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Van Kampen Comstock Fund
Average Annual Total Returns
Column	Class A: Inception (10/07/68)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	6.30%
5 Years	0.52%
10 Years	2.11%
Since Inception
Inception Date	Oct. 07, 1968
S&P 500 Index
Average Annual Total Returns
Label	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
10 Years	1.42%
Since Inception
Russell 1000 Value Index
Average Annual Total Returns
Label	Russell 1000 Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.51%
5 Years	1.28%
10 Years	3.26%
Since Inception
Lipper Large-Cap Value Funds Index
Average Annual Total Returns
Label	Lipper Large-Cap Value Funds Index [1]
1 Year	13.02%
5 Years	1.52%
10 Years	1.89%
Since Inception

[1]	The Lipper Large-Cap Value Funds Index has been added as a peer group benchmark.